UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10223

Voya Credit Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: March 1, 2026 to August 31, 2026

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

August 31, 2026

Voya Credit Income Fund

This report is intended for current holders. It is not a prospectus. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2026 (Unaudited)

ASSETS:
Investments in securities at fair value*	$83,563,189
Short-term investments at fair value†	1,264,208
Cash	5,612
Cash pledged for centrally cleared swaps (Note 2)	1,100,000
Receivables:
Investment securities sold	514,938
Fund shares sold	288,660
Dividends	7,051
Interest	924,372
Variation margin on centrally cleared swaps	7,271
Prepaid expenses	27,004
Reimbursement due from Investment Adviser	137,950
Other assets	16,649
Total assets	87,856,904

LIABILITIES:
Income distribution payable	435,348
Payable for investment securities purchased	1,148,095
Payable for investment management fees	58,601
Payable for distribution and shareholder service fees	17,558
Payable to trustees under the deferred compensation plan (Note 9)	16,649
Payable for trustee fees	222
Other accrued expenses and liabilities	75,966
Unfunded loan commitments (Note 8)	104,758
Total liabilities	1,857,197
NET ASSETS	$85,999,707

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$211,822,204
Total distributable loss	(125,822,497)
NET ASSETS	$85,999,707

* Cost of investments in securities	$84,789,876
† Cost of short-term investments	$1,264,208

See Accompanying Notes to Financial Statements

1

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2026 (Unaudited)(Continued)

Class A
Net assets	$77,474,425
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	8,400,405
Net asset value and redemption price per share†	$9.22
Maximum offering price per share (2.50%)(1)	$9.46

Class C
Net assets	$1,644,395
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	178,873
Net asset value and redemption price per share†	$9.19

Class I
Net assets	$4,517,176
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	492,281
Net asset value and redemption price per share	$9.18

Class W
Net assets	$2,363,711
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	256,071
Net asset value and redemption price per share	$9.23

(1)	Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable early withdrawal charge.

See Accompanying Notes to Financial Statements

2

STATEMENT OF OPERATIONS For the six months ended August 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividends	$16,878
Interest	3,704,628
Total investment income	3,721,506

EXPENSES:
Investment management fees	432,970
Distribution and shareholder service fees:
Class A	100,420
Class C	6,779
Transfer agent fees:
Class A	61,391
Class C	1,373
Class I	3,489
Class W	1,854
Shareholder reporting expense	30,327
Registration fees	26,079
Professional fees	159,131
Custody and accounting expense	46,088
Trustee fees	1,108
Shareholder notification costs (Note 9)	110,000
Miscellaneous expense	10,763
Interest expense	506,180
Total expenses	1,497,952
Waived and reimbursed fees	(354,540)
Net expenses	1,143,412
Net investment income	2,578,094
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(235,569)
Swaps	95,845
Net realized loss	(139,724)
Net change in unrealized appreciation (depreciation) on:
Investments	(106,508)
Swaps	(25,931)
Net change in unrealized appreciation (depreciation)	(132,439)
Net realized and unrealized loss	(272,163)
Increase in net assets resulting from operations	$2,305,931

See Accompanying Notes to Financial Statements

3

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2026	Year Ended
	(Unaudited)	February 28, 2026
FROM OPERATIONS:
Net investment income	$2,578,094	$6,857,151
Net realized loss	(139,724)	(934,188)
Net change in unrealized appreciation (depreciation)	(132,439)	(1,032,865)
Increase in net assets resulting from operations	2,305,931	4,890,098

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(2,519,309)	(7,219,499)
Class C	(52,309)	(194,817)
Class I	(155,899)	(504,831)
Class W	(79,245)	(231,875)
Return of capital:
Class A	—	(67,708)
Class C	—	(1,637)
Class I	—	(4,481)
Class W	—	(2,058)
Total distributions	(2,806,762)	(8,226,906)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,629,659	4,451,907
Reinvestment of distributions	1,020,227	2,905,215

	2,649,886	7,357,122
Cost of shares redeemed	(8,600,799)	(15,488,043)
Net decrease in net assets resulting from capital share transactions	(5,950,913)	(8,130,921)
Net decrease in net assets	(6,451,744)	(11,467,729)

NET ASSETS:
Beginning of year or period	92,451,451	103,919,180
End of year or period	$85,999,707	$92,451,451

See Accompanying Notes to Financial Statements

4

STATEMENT OF CASH FLOWS for the six months ended August 31, 2026 (Unaudited)

ft

Cash Provided By Operating Activities:
Net Increase in net assets resulting from operations	$2,305,931
Adjustments to reconcile increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds on sale of long-term investments	66,752,213
Purchases of long-term investments	(25,135,759)
Net proceeds from sales (purchases) of short-term investments	(745,220)
Net amortization of premium and accretion of discount on investments	(160,932)
Net realized gain on sale of investments	235,569
Net change in unrealized appreciation or depreciation on investments	106,508
Change in operating assets and liabilities:
Decrease in receivable for investment securities sold	2,198,238
Decrease in interest receivable	196,570
Increase in dividend receivable	(5,873)
Increase in reimbursement due from manager	(82,435)
Decrease in prepaid expenses	8,408
Increase in other assets	(1,165)
Increase in variation margin on centrally cleared swaps	(7,271)
Decrease in payable for investment securities purchased	(5,237,003)
Decrease in payable for investment management fees	(16,354)
Increase in payable for shareholder service and distribution fees	420
Increase in accrued trustee fees	1,142
Decrease in other accrued expenses	(269,982)
Decrease in unfunded loan commitments	(96,770)
Net cash provided by operating activities	40,046,235

Cash Provided By (Used For) Financing Activities:
Total distributions paid to common shareholders (net of reinvestments)	(1,681,954)
Proceeds from capital shares sold	1,494,937
Payment on capital shares repurchased	(8,600,799)
Proceeds from notes payable	24,241,386
Repayment of notes payable	(54,400,000)
Net cash used for financing activities	(38,946,430)

Cash(1):
Net increase in cash	1,099,805
Restricted and unrestricted cash at beginning of year or period	5,807
Restricted and unrestricted cash at end of year or period	$1,105,612

Non-Cash Financing Activities:
Reinvestment of distributions	$1,020,227

Supplemental Disclosure of Cash Flow Information:

(1)The following table provides a reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	$5,612
Restricted cash	1,100,000
Total restricted and unrestricted cash at end of year or period	$1,105,612

Amounts included in restricted cash represent segregated cash balances with brokers for swap contracts.

Cash paid during the year or period for interest expense	$618,694

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Per Share Operating Performance										Ratios to average net assets after reimbursement/ recoupment			Ratios to average net assets before reimbursement/ recoupment
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains on investments	Distributions from return of capital	Total distributions	Net asset value, end of year or period	Total Investment Return(1)	Expenses (before interest and other fees related to revolving credit facility) (2)(3)	Expenses (with interest and other fees related to revolving credit facility) (2)(3)	Net investment income (loss) (2)(3)	Expenses (before interest and other fees related to revolving credit facility) (2)	Expenses (with interest and other fees related to revolving credit facility) (2)	Net investment income (loss) (2)
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	(%)	(%)
Class A
08-31-26+	9.27	0.27	•	(0.03)	0.24	(0.29)	—	—	(0.29)	9.22	2.65	1.43	2.57	5.76	2.22	3.36	1.26
02-28-26	9.60	0.66		(0.20)	0.46	(0.78)	—	(0.01)	(0.79)	9.27	4.98	1.54	3.20	6.98	1.80	3.46	6.72
02-28-25	9.65	0.79	•	0.01	0.80	(0.85)	—	—	(0.85)	9.60	8.56	1.44	2.99	8.18	1.75	3.30	7.88
02-29-24	9.57	0.83	•	0.05	0.88	(0.80)	—	—	(0.80)	9.65	9.60	1.38	2.50	8.59	1.68	2.80	8.28
02-28-23	10.79	0.67	•	(1.22)	(0.55)	(0.67)	—	—	(0.67)	9.57	(5.01)	1.51	2.54	6.71	1.81	2.84	6.41
02-28-22	10.91	0.44	•	(0.13)	0.31	(0.43)	—	—	(0.43)	10.79	2.92	1.55	2.01	4.02	1.70	2.16	3.87
02-28-21	11.51	0.40	•	(0.60)	(0.20)	(0.40)	—	—	(0.40)	10.91	(1.39)	1.66	2.20	3.91	1.83	2.37	3.74
02-29-20	12.19	0.64	•	(0.63)	0.01	(0.69)	—	—	(0.69)	11.51	0.06	1.69	2.88	5.36	1.83	3.02	5.22
02-28-19	12.61	0.64		(0.38)	0.26	(0.68)	—	—	(0.68)	12.19	2.14	1.72	3.03	5.21	1.80	3.11	5.14
02-28-18	12.85	0.57	•	(0.17)	0.40	(0.50)	—	(0.14)	(0.64)	12.61	3.22	1.69	2.55	4.50	1.73	2.59	4.46
02-28-17	11.85	0.67		1.02	1.69	(0.69)	—	—	(0.69)	12.85	14.56	1.63	2.12	5.34	1.68	2.17	5.28
Class C
08-31-26+	9.24	0.25	•	(0.03)	0.22	(0.27)	—	—	(0.27)	9.19	2.39	1.93	3.07	5.31	2.72	3.86	1.15
02-28-26	9.57	0.62		(0.21)	0.41	(0.73)	—	(0.01)	(0.74)	9.24	4.45	2.04	3.70	6.56	2.30	3.96	6.30
02-28-25	9.62	0.76	•	(0.01)	0.75	(0.80)	—	—	(0.80)	9.57	8.03	1.94	3.49	7.68	2.25	3.80	7.38
02-29-24	9.54	0.77	•	0.07	0.84	(0.76)	—	—	(0.76)	9.62	9.09	1.88	3.00	8.05	2.18	3.30	7.75
02-28-23	10.77	0.60	•	(1.21)	(0.61)	(0.62)	—	—	(0.62)	9.54	(5.56)	2.01	3.04	6.03	2.31	3.34	5.73
02-28-22	10.89	0.38	•	(0.12)	0.26	(0.38)	—	—	(0.38)	10.77	2.41	2.05	2.51	3.49	2.20	2.66	3.34
02-28-21	11.48	0.35	•	(0.59)	(0.24)	(0.35)	—	—	(0.35)	10.89	(1.80)	2.16	2.70	3.46	2.33	2.87	3.29
02-29-20	12.16	0.60	•	(0.65)	(0.05)	(0.63)	—	—	(0.63)	11.48	(0.44)	2.19	3.38	5.02	2.33	3.52	4.88
02-28-19	12.59	0.58		(0.39)	0.19	(0.62)	—	—	(0.62)	12.16	1.56	2.22	3.53	4.72	2.30	3.61	4.64
02-28-18	12.82	0.50		(0.15)	0.35	(0.44)	—	(0.14)	(0.58)	12.59	2.79	2.19	3.05	4.00	2.23	3.09	3.96
02-28-17	11.83	0.61		1.01	1.62	(0.63)	—	—	(0.63)	12.82	13.93	2.13	2.62	4.84	2.18	2.67	4.79
Class I
08-31-26+	9.23	0.28	•	(0.03)	0.25	(0.30)	—	—	(0.30)	9.18	2.78	1.18	2.32	6.02	1.97	3.11	1.33
02-28-26	9.55	0.68		(0.19)	0.49	(0.80)	—	(0.01)	(0.81)	9.23	5.34	1.29	2.95	7.24	1.58	3.24	6.96
02-28-25	9.60	0.81	•	0.01	0.82	(0.87)	—	—	(0.87)	9.55	8.84	1.19	2.74	8.44	1.49	3.04	8.13
02-29-24	9.53	0.85	•	0.05	0.90	(0.83)	—	—	(0.83)	9.60	9.81	1.13	2.25	8.84	1.43	2.55	8.53
02-28-23	10.75	0.68	•	(1.21)	(0.53)	(0.69)	—	—	(0.69)	9.53	(4.82)	1.26	2.29	6.89	1.56	2.59	6.59
02-28-22	10.86	0.46	•	(0.11)	0.35	(0.46)	—	—	(0.46)	10.75	3.28	1.30	1.76	4.26	1.45	1.91	4.11
02-28-21	11.46	0.43	•	(0.60)	(0.17)	(0.43)	—	—	(0.43)	10.86	(1.14)	1.41	1.95	4.17	1.58	2.12	4.00
02-29-20	12.15	0.68	•	(0.65)	0.03	(0.72)	—	—	(0.72)	11.46	0.22	1.44	2.63	5.73	1.57	2.76	5.60
02-28-19	12.57	0.68		(0.39)	0.29	(0.71)	—	—	(0.71)	12.15	2.41	1.47	2.78	5.47	1.53	2.84	5.42
02-28-18	12.81	0.60	•	(0.17)	0.43	(0.53)	—	(0.14)	(0.67)	12.57	3.49	1.44	2.30	4.74	1.45	2.31	4.73
02-28-17	11.82	0.69		1.03	1.72	(0.73)	—	—	(0.73)	12.81	14.79	1.38	1.87	5.57	1.41	1.90	5.55
Class W
08-31-26+	9.28	0.28	•	(0.03)	0.25	(0.30)	—	—	(0.30)	9.23	2.78	1.18	2.32	6.01	1.97	3.11	1.33
02-28-26	9.60	0.69		(0.19)	0.50	(0.81)	—	(0.01)	(0.82)	9.28	5.35	1.29	2.95	7.24	1.55	3.21	6.98
02-28-25	9.66	0.82	•	(0.01)	0.81	(0.87)	—	—	(0.87)	9.60	8.72	1.19	2.74	8.43	1.50	3.05	8.13
02-29-24	9.58	0.85	•	0.06	0.91	(0.83)	—	—	(0.83)	9.66	9.87	1.13	2.25	8.85	1.43	2.55	8.54
02-28-23	10.80	0.66	•	(1.18)	(0.52)	(0.70)	—	—	(0.70)	9.58	(4.76)	1.26	2.29	6.57	1.56	2.59	6.26
02-28-22	10.92	0.47	•	(0.13)	0.34	(0.46)	—	—	(0.46)	10.80	3.17	1.30	1.76	4.26	1.45	1.91	4.11
02-28-21	11.52	0.43	•	(0.60)	(0.17)	(0.43)	—	—	(0.43)	10.92	(1.13)	1.41	1.95	4.19	1.58	2.12	4.02
02-29-20	12.20	0.68		(0.64)	0.04	(0.72)	—	—	(0.72)	11.52	0.31	1.44	2.63	5.68	1.58	2.77	5.54
02-28-19	12.62	0.67		(0.38)	0.29	(0.71)	—	—	(0.71)	12.20	2.40	1.47	2.78	5.44	1.55	2.86	5.36

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Per Share Operating Performance										Ratios to average net assets after reimbursement/ recoupment			Ratios to average net assets before reimbursement/ recoupment
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains on investments	Distributions from return of capital	Total distributions	Net asset value, end of year or period	Total Investment Return(1)	Expenses (before interest and other fees related to revolving credit facility) (2)(3)	Expenses (with interest and other fees related to revolving credit facility) (2)(3)	Net investment income (loss) (2)(3)	Expenses (before interest and other fees related to revolving credit facility) (2)	Expenses (with interest and other fees related to revolving credit facility) (2)	Net investment income (loss) (2)
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	(%)	(%)
Class W (continued)
02-28-18	12.86	0.60		(0.17)	0.43	(0.53)	—	(0.14)	(0.67)	12.62	3.47	1.44	2.30	4.76	1.48	2.34	4.72
02-28-17	11.86	0.70	•	1.03	1.73	(0.73)	—	—	(0.73)	12.86	14.83	1.38	1.87	5.59	1.43	1.92	5.54

(1)	Total investment return has been calculated assuming a purchase at the beginning of each period and a sale at the end of each period and assumes reinvestment of dividends and capital gain distributions, if any, on the dividend/distribution date. Total investment return does not include sales load.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Supplemental data
	Net assets, end of year or period	Portfolio Turnover	Borrowings at end of year or period	Asset coverage per $1,000 of debt	Average borrowings(1)	Shares outstanding at end of year or period
Year or period ended	($000’s)	(%)	($000’s)	($)	($000’s)	($000’s)
Class A
08-31-26+	77,474	24	—	—	18,904	8,400
02-28-26	82,632	56	30,159	4,070	28,794	8,910
02-28-25	91,068	81	36,559	3,840	25,775	9,490
02-29-24	100,272	66	21,100	6,460	18,760	10,389
02-28-23	106,819	68	16,800	8,390	43,588	11,163
02-28-22	127,411	76	56,200	3,780	63,085	11,805
02-28-21	134,440	44	72,900	3,500	69,828	12,327
02-29-20	173,654	45	101,800	3,370	106,324	15,092
02-28-19	122,868	60	118,500	3,650	149,594	10,082
02-28-18	164,285	88	169,300	3,370	173,235	13,026
02-28-17	207,989	69	154,800	4,200	149,897	16,188
Class C
08-31-26+	1,644	24	—	—	18,904	179
02-28-26	1,995	56	30,159	4,070	28,794	216
02-28-25	3,363	81	36,559	3,840	25,775	352
02-29-24	4,666	66	21,100	6,460	18,760	485
02-28-23	6,678	68	16,800	8,390	43,588	700
02-28-22	11,854	76	56,200	3,780	63,085	1,101
02-28-21	27,248	44	72,900	3,500	69,828	2,503
02-29-20	40,876	45	101,800	3,370	106,324	3,560
02-28-19	145,198	60	118,500	3,650	149,594	11,940
02-28-18	175,929	88	169,300	3,370	173,235	13,977
02-28-17	214,361	69	154,800	4,200	149,897	16,715
Class I
08-31-26+	4,517	24	—	—	18,904	492
02-28-26	5,334	56	30,159	4,070	28,794	578
02-28-25	6,600	81	36,559	3,840	25,775	691
02-29-24	7,121	66	21,100	6,460	18,760	742
02-28-23	7,486	68	16,800	8,390	43,588	786
02-28-22	9,671	76	56,200	3,780	63,085	900
02-28-21	11,783	44	72,900	3,500	69,828	1,085
02-29-20	13,974	45	101,800	3,370	106,324	1,219
02-28-19	29,733	60	118,500	3,650	149,594	2,448
02-28-18	34,324	88	169,300	3,370	173,235	2,730
02-28-17	46,319	69	154,800	4,200	149,897	3,615
Class W
08-31-26+	2,364	24	—	—	18,904	256
02-28-26	2,491	56	30,159	4,070	28,794	268
02-28-25	2,888	81	36,559	3,840	25,775	301
02-29-24	3,093	66	21,100	6,460	18,760	320
02-28-23	3,097	68	16,800	8,390	43,588	323
02-28-22	7,220	76	56,200	3,780	63,085	669
02-28-21	8,850	44	72,900	3,500	69,828	811
02-29-20	13,215	45	101,800	3,370	106,324	1,148
02-28-19	16,250	60	118,500	3,650	149,594	1,332
02-28-18	27,431	88	169,300	3,370	173,235	2,173
02-28-17	27,161	69	154,800	4,200	149,897	2,113

(1)	Based on the active days of borrowing

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

+	Unaudited.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of August 31, 2026 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Credit Income Fund (the “Fund”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously-offered, diversified, closed-end, management investment company. Effective April 2, 2001, the Fund commenced the offering of Class A and Class C shares to the public. Effective April 15, 2008, the Fund commenced the offering of Class I and Class W shares to the public.

The Fund currently has four classes of shares: A, C, I and W. Class A shares are subject to a sales charge of up to 2.50%. Effective June 30, 2020, Class A shares purchased in excess of $500,000 are not subject to a sales charge but are subject to an Early Withdrawal Charge (“EWC”) of 1.00% if repurchased by the Fund within one year of purchase. Prior to June 30, 2020, Class A shares purchased in excess of $500,000 were not subject to a sales charge but were subject to an EWC of 1.00% if repurchased by the Fund within six months of purchase. Class C shares are subject to an EWC of 1.00% if repurchased by the Fund within one year of purchase.

Class C shares, along with their pro rata reinvested dividend shares, will automatically convert to Class A shares of the same Fund, after a holding period of 8 years from date of purchase.

To maintain a measure of liquidity, the Fund will offer to repurchase not less than 5% of its outstanding Common Shares on a monthly basis. This is a fundamental policy that cannot be changed without shareholder approval. The Fund may not offer to repurchase more than 25% of its outstanding Common Shares in any calendar quarter. Other than these monthly repurchases, no market for the Fund’s Common Shares is expected to exist. The separate classes of shares differ principally in their distribution fees and shareholder servicing fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the portfolio pro rata on the average daily net assets of each class, without distinction between share classes. Differences in the per share dividend rates generally result from differences in separate class expenses, including distribution fees and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. The Investment Adviser has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”),

a Delaware limited liability company, to serve as the Sub-Adviser to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Senior Loan and Other Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair

NOTES TO FINANCIAL STATEMENTS as of August 31, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Valuation Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Security transactions and senior loans are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Interest income, adjusted for the accretion of discounts and amortization of premiums (if applicable), is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectible, unpaid accrued interest is also written off.

NOTES TO FINANCIAL STATEMENTS as of August 31, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are deferred and recognized over the lives of the respective loans. Arrangement fees received on revolving credit facilities, which represent non-refundable fees or purchase discounts associated with the acquisition of loans, are deferred and recognized using the effective yield method over the shorter of four years or the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above. Dividend income is recorded on the ex-dividend date. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Amendment fees and other fees earned are reported as interest income on the Statement of Operations.

C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. When-Issued Delayed-Delivery. Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date.

E. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Distributions to Shareholders. The Fund declares and goes ex-dividend daily and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Fund may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. Distributions in excess of net

NOTES TO FINANCIAL STATEMENTS as of August 31, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

investment income and/or net realized capital gains for tax purposes are reported as return of capital. The Fund records distributions to its shareholders on the ex-dividend date.

G. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

H. Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

I. Swap Agreements. The Fund may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within Fund’s Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Fund’s Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by the Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Fund’s Statement of Operations upon termination or maturity of the swap. The Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statement of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Fund’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

J. Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, the Fund will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, the Fund may execute these contracts to manage its exposure to the market or certain sectors of the market. The Fund may also enter into credit

NOTES TO FINANCIAL STATEMENTS as of August 31, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

The Fund may sell credit default swaps which expose the Fund to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in the Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

For the period ended August 31, 2026, the Fund sold credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. The Fund used CDX swaps to hedge or gain additional exposure to credit risk associated with various sectors within the credit market.

For the period ended August 31, 2026, the Fund had an average quarterly notional amount of $14,700,000 on credit default swaps to sell protection. Please refer to the table within the Portfolio of Investments for the Fund for open credit default swaps to sell protection at August 31, 2026. At August 31, 2026, the Fund had pledged $1,100,000 in cash collateral for open centrally cleared swaps.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended August 31, 2026, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term investments, totaled $25,135,759 and $66,691,451, respectively. At August 31, 2026, the Fund held senior loans valued at $39,483,095 representing 46.55% of its total investments. The fair value of these assets is established as set forth in Note 2.

The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender’s interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Warrants and shares of common stock held in the portfolio were acquired in conjunction with loans held by the Fund.

NOTES TO FINANCIAL STATEMENTS as of August 31, 2026 (Unaudited) (continued)

NOTE 3 — INVESTMENT TRANSACTIONS (continued)

Certain of these shares and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after the issuance of the shares or warrants.

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Fund’s Managed Assets. For purposes of the Management Agreement, managed assets (“Managed Assets”) are defined as the Fund’s average daily gross asset value, minus the sum of the Fund’s accrued and unpaid dividends on any outstanding Preferred Shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding Preferred Shares).

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily Managed Assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A and Class C shares of the Fund have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby Voya Investments Distributor, LLC (the “Distributor”), a Delaware limited liability company, is compensated by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who executed a distribution agreement with the Distributor. Under the 12b-1 plans, each class of shares of the Fund pays the Distributor a combined Distribution and/or Service Fee based on average daily net assets at the following annual rates:

Class A	Class C
0.25%	0.75%

The Distributor may also retain the proceeds of the initial sales charge paid by the shareholders upon the purchase of Class A shares, and the EWC paid by the shareholders upon certain redemptions/repurchases for Class A shares and Class C shares. For the period ended August 31, 2026, the Distributor retained the following amounts:

	Class A	Class C
Initial Sales Charges:	$80	$—
EWC’s:	$—	$15

NOTE 6 — EXPENSE LIMITATIONS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund under which it will limit the expenses of the Fund, excluding interest, taxes, other investment-related costs, leverage expenses, extraordinary expenses such as litigation or other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the Fund’s Board members who are not “interested persons,” as that term is defined in the 1940 Act, to the levels listed below:

Class A — 0.80% of Managed Assets plus 0.45% of average daily net assets

Class C — 0.80% of Managed Assets plus 0.95% of average daily net assets

Class I — 0.80% of Managed Assets plus 0.20% of average daily net assets

Class W — 0.80% of Managed Assets plus 0.20% of average daily net assets

The Expense Limitation Agreement is contractual through July 1, 2027. Termination or modification of this obligation requires approval by the Board.

NOTE 7 — COMMITMENTS

Effective June 29, 2026, the Fund became a party to, by joinder, the 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $300,000,000 through June 7, 2027. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the

NOTES TO FINANCIAL STATEMENTS as of August 31, 2026 (Unaudited) (continued)

NOTE 7 — COMMITMENTS (continued)

Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 29, 2026, the predecessor line of credit was a 364-day revolving credit agreement, collateralized by assets of the Fund, providing for borrowings of up to $40 million maturing June 24, 2026. Borrowing rates under this agreement were based on a fixed spread over SOFR, and a commitment fee was charged on the unused portion.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. Under the predecessor line of credit, average borrowings for the period ended August 31, 2026 were $18,903,800 and the average annualized interest rate was 2.68%.

NOTE 8 — SENIOR LOAN COMMITMENTS

As of August 31, 2026, the Fund had unfunded loan commitments pursuant to the terms of the following loan agreements:

Unfunded
Loan
Loan	Commitment
Aegion Corporation Initial Delayed Draw Term Loan	$25,063
Chicago US Midco III LP Delayed Draw Term Loan	25,216
Hanger Inc. Delayed Draw Term Loan	12,157
Pye Barker Fire & Safety LLC Initial Delayed Draw Term Loan	32,880
US Fertility Enterprises LLC Delayed Draw Term Loan	9,442
$104,758

NOTE 9 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in the Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

During the period ended August 31, 2026, Credit Income incurred $110,000 of shareholder notification costs associated with an investment strategy and change. The Investment Adviser reimbursed the Fund for these costs.

NOTE 10 — SUBORDINATED LOANS AND UNSECURED LOANS

The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Fund may invest up to 20% of its total assets, measured at the time of investment, in subordinated loans, unsecured debt instruments and other investments, as directed by the Prospectus. As of August 31, 2026, the Fund held no subordinated loans or unsecured loans.

NOTE 11 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

						Net increase		Proceeds from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class A
8/31/2026	165,184	—	99,880	(774,894)	—	(509,830)	1,526,632	—	921,195	(7,156,933)	—	(4,709,106)
2/28/2026	427,950	—	272,562	(1,280,766)	—	(580,254)	4,044,557	—	2,576,929	(12,100,894)	—	(5,479,408)
Class C
8/31/2026	5,304	—	1,997	(44,246)	—	(36,945)	48,751	—	18,358	(407,420)	—	(340,311)
2/28/2026	14,367	—	7,882	(158,054)	—	(135,805)	135,335	—	74,322	(1,491,754)	—	(1,282,097)
Class I
8/31/2026	2,159	—	5,841	(93,808)	—	(85,808)	19,809	—	53,586	(860,444)	—	(787,049)
2/28/2026	17,183	—	19,591	(149,973)	—	(113,199)	162,163	—	184,263	(1,409,528)	—	(1,063,102)
Class W
8/31/2026	3,733	—	2,934	(18,969)	—	(12,302)	34,467	—	27,088	(176,002)	—	(114,447)

NOTES TO FINANCIAL STATEMENTS as of August 31, 2026 (Unaudited) (continued)

NOTE 11 — CAPITAL SHARES (continued)

						Net increase		Proceeds from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class W
2/28/2026	11,603	—	7,365	(51,302)	—	(32,334)	109,852	—	69,701	(485,867)	—	(306,314)

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of paydowns. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

		Year Ended
Year Ended		February 28,
February 28, 2026		2025
Ordinary	Return of	Ordinary
Income	Capital	Income
$8,151,022	$75,884	$9,652,120

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for U.S. federal income tax purposes as of February 28, 2026, were:

Unrealized				Total
Appreciation/	Capital Loss Carryforwards			Distributable
(Depreciation)	Amount	Character	Other	Earnings/(Loss)
$(1,120,248)	$(14,206,740)	Short-term	$(330,767)	$(125,321,666)
	(109,663,911)	Long-term
$(123,870,651)

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of August 31, 2026, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Fund may be adversely affected by market, economic, political, regulatory, public health, environmental, technological, or geopolitical events or conditions, including government actions, trade restrictions, tariffs, sanctions, wars or other conflicts, terrorism, civil unrest, financial institution difficulties or failures, cybersecurity incidents, supply chain disruptions, rapid technological developments such as artificial intelligence, and natural or environmental disasters. Because global markets and economies are increasingly interconnected, events in one country, region, or market may adversely affect issuers, securities markets, foreign exchange rates, interest rates, inflation, investor sentiment, or economies elsewhere, including markets to which the Fund has no direct exposure.

NOTES TO FINANCIAL STATEMENTS as of August 31, 2026 (Unaudited) (continued)

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

Such events may result in increased market volatility, reduced liquidity, market closures, trading restrictions, economic downturns, higher default rates, valuation difficulties, increased shareholder redemptions, or declines in the value of the Fund’s investments. These events also may disrupt the operations of the Fund, its service providers, counterparties, or other market participants. The occurrence, duration, and effects of these events, and of governmental or regulatory responses to them, are difficult to predict and could cause the Fund to lose value.

NOTE 14 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect the Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Fund has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Fund holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about the Fund’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS

The Fund has adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

In September 2026, the FASB issued ASU No. 2026-03, Fair Value Measurement (Topic 820) - Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU require contractual sale restrictions to be considered in measuring the fair value of equity securities and require disclosure of the amount of the discount attributable to the contractual sale restriction. The ASU is effective for interim and annual reporting periods beginning after December 15, 2027, with early adoption permitted. Management is currently evaluating the impact on the financial statements.

NOTE 16 — SUBSEQUENT EVENTS

Dividends Declared: Subsequent to August 31, 2026, the Fund declared the following dividends from net investment income:

	Per Share	Declaration	Record	Payable
Class	Amount	Date	Date	Date
A	$0.04050	Daily	Daily	September 30, 2026
C	$0.03661	Daily	Daily	September 30, 2026
I	$0.04216	Daily	Daily	September 30, 2026
W	$0.04246	Daily	Daily	September 30, 2026

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: 46.7%
	Basic Materials: 2.2%
250,000 (1)	Capstone Copper Corp., 6.750%, 03/31/2033	$254,015	0.3
385,000	Celanese US Holdings LLC, 6.750%, 04/15/2033	392,194	0.5
288,000 (1)	Chemours Co., 5.750%, 11/15/2028	286,335	0.3
350,000 (1)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	340,833	0.4
70,000 (1)	Cleveland-Cliffs, Inc., 6.875%, 11/01/2029	71,037	0.1
275,000 (1)	Commercial Metals Co., 6.000%, 12/15/2035	271,704	0.3
275,000 (1)	Novelis Corp., 4.750%, 01/30/2030	265,859	0.3
		1,881,977	2.2

	Communications: 7.7%
855,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 03/01/2030	811,315	0.9
315,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 7.000%, 02/01/2033	307,713	0.4
240,000 (1)	Cipher Compute LLC, 7.125%, 11/15/2030	243,274	0.3
385,000 (1)	Directv Financing LLC, 8.875%, 02/01/2030	394,354	0.5
33,000 (1)	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 08/15/2027	32,928	0.0
270,000 (1)	Gen Digital, Inc., 6.250%, 04/01/2033	270,102	0.3
335,000 (1)	Gray Media, Inc., 7.250%, 08/15/2033	335,143	0.4
315,000	Lamar Media Corp., 4.000%, 02/15/2030	300,732	0.3
385,000 (1)	Level 3 Financing, Inc., 6.875%, 06/30/2033	391,670	0.5
290,000 (1)	Match Group Holdings II LLC, 5.625%, 02/15/2029	289,842	0.3
360,000 (1)	Meridian Arc Holdco LLC, 6.250%, 04/30/2031	342,483	0.4
385,000 (1)	Nexstar Media, Inc., 4.750%, 11/01/2028	379,588	0.4
310,000 (1)	Outfront Media Capital LLC / Outfront Media Capital Corp., 6.000%, 06/15/2034	306,487	0.4
270,000 (1)	Sirius XM Radio LLC, 5.875%, 04/15/2032	266,523	0.3
320,000 (1)	Snap, Inc., 6.875%, 03/15/2034	311,441	0.4
310,000 (1)	Stagwell Global LLC, 5.625%, 08/15/2029	302,139	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
315,000 (1)	SV RNO Property Owner 1 LLC, 5.875%, 03/01/2031	$289,357	0.3
330,000 (1)	Versant Media Group, Inc., 7.250%, 01/30/2031	342,411	0.4
500,000 (1)	Vmed O2 UK Financing I PLC, 6.750%, 01/15/2033	417,595	0.5
280,000 (1)	WULF Compute LLC, 7.750%, 10/15/2030	291,087	0.3
		6,626,184	7.7

	Consumer, Cyclical: 8.7%
230,000 (1)	ADI Global Distribution Funding LLC, 7.125%, 07/15/2034	237,822	0.3
380,000 (1)	Advance Auto Parts, Inc., 7.000%, 08/01/2030	388,751	0.5
335,000 (1)	Allison Transmission, Inc., 5.875%, 12/01/2033	332,810	0.4
385,000 (1)	American Axle & Manufacturing, Inc., 7.750%, 10/15/2033	387,009	0.5
335,000	Bath & Body Works, Inc., 6.750%, 07/01/2036	333,912	0.4
195,000 (1)	Caesars Entertainment, Inc., 4.625%, 10/15/2029	187,277	0.2
225,000 (1)	Caesars Entertainment, Inc., 6.500%, 02/15/2032	217,689	0.3
250,000 (1)	Gaia Purchaser, Inc., 7.625%, 07/15/2033	255,402	0.3
270,000 (1)	Gap, Inc., 3.625%, 10/01/2029	255,557	0.3
315,000	Goodyear Tire & Rubber Co., 8.875%, 07/15/2032	321,462	0.4
295,000 (1)	Hilton Domestic Operating Co., Inc., 5.875%, 03/15/2033	296,015	0.3
250,000 (1)	Light & Wonder International, Inc., 6.250%, 10/01/2033	249,465	0.3
290,000 (1)	Macy’s Retail Holdings LLC, 6.125%, 03/15/2032	290,495	0.3
295,000 (1)	NCL Corp. Ltd., 6.750%, 02/01/2032	287,192	0.3
350,000 (1)	Newell Brands, Inc., 6.250%, 08/15/2031	351,049	0.4
270,000 (1)	Newell Brands, Inc., 8.500%, 06/01/2028	281,613	0.3
200,000 (1)	QXO Building Products, Inc., 6.500%, 07/15/2031	202,350	0.2

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
290,000	Sally Holdings LLC / Sally Capital, Inc., 6.750%, 04/01/2032	$296,727	0.3
275,000 (1)	SeaWorld Parks & Entertainment, Inc., 5.250%, 08/15/2029	268,686	0.3
360,000 (1)	Somnigroup International, Inc., 4.000%, 04/15/2029	346,739	0.4
245,000 (1)	Station Casinos LLC, 6.625%, 03/15/2032	248,290	0.3
250,000 (1)	Victoria’s Secret & Co., 4.625%, 07/15/2029	243,407	0.3
389,000 (1)	Voyager Parent LLC, 9.250%, 07/01/2032	416,780	0.5
405,000 (1)	Whirlpool Corp., 7.500%, 07/01/2031	406,526	0.5
370,000 (1)	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 6.250%, 03/15/2033	370,205	0.4
		7,473,230	8.7

	Consumer, Non-cyclical: 8.3%
300,000 (1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	299,721	0.3
450,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.750%, 03/31/2034	423,606	0.5
100,000 (1)	Brink’s Co., 6.500%, 06/15/2029	101,651	0.1
190,000 (1)	Brink’s Co., 6.750%, 06/15/2032	192,944	0.2
335,000	Centene Corp., 3.375%, 02/15/2030	311,318	0.4
300,000 (1)	Cimpress PLC, 7.375%, 09/15/2032	303,710	0.4
370,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	357,733	0.4
250,000 (1)	Deluxe Corp., 8.000%, 06/01/2029	252,720	0.3
230,000 (1)	Embecta Corp., 5.000%, 02/15/2030	188,986	0.2
250,000 (1)	EquipmentShare. com, Inc., 8.000%, 03/15/2033	256,709	0.3
360,000 (1)	Fiesta Purchaser, Inc., 7.875%, 03/01/2031	364,647	0.4
320,000 (1)	Herc Holdings, Inc., 7.250%, 06/15/2033	331,205	0.4
195,000 (1)	Insulet Corp., 6.500%, 04/01/2033	198,304	0.2
400,000 (1)	Jazz Securities DAC, 4.375%, 01/15/2029	392,825	0.5

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
400,000 (1)	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 7.125%, 04/30/2033	$409,041	0.5
240,000 (1)	Performance Food Group, Inc., 5.625%, 03/01/2034	233,270	0.3
315,000	Perrigo Finance Unlimited Co. USD, 6.125%, 09/30/2032	309,221	0.4
155,000 (1)	Post Holdings, Inc., 6.250%, 10/15/2034	149,507	0.2
85,000 (1)	Post Holdings, Inc., 6.375%, 03/01/2033	83,573	0.1
330,000 (1)	Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.375%, 04/30/2029	323,906	0.4
325,000 (1)	Select Medical Corp., 6.250%, 12/01/2032	315,412	0.4
295,000	Service Corp. International, 5.750%, 10/15/2032	295,275	0.3
450,000 (1)	Tenet Healthcare Corp., 5.500%, 11/15/2032	444,310	0.5
290,000 (1)	United Rentals North America, Inc., 5.375%, 11/15/2033	282,683	0.3
295,000 (1)	Williams Scotsman, Inc., 6.625%, 04/15/2030	302,189	0.3
		7,124,466	8.3

	Energy: 4.6%
260,000 (1)	Civitas Resources, Inc., 8.750%, 07/01/2031	272,126	0.3
290,000 (1)	CNX Resources Corp., 7.250%, 03/01/2032	298,656	0.4
290,000 (1)	Crescent Energy Finance LLC, 7.625%, 04/01/2032	298,321	0.3
345,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.375%, 06/30/2033	355,209	0.4
310,000 (1)	Global Partners L.P. / GLP Finance Corp., 8.250%, 01/15/2032	324,301	0.4
250,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.250%, 04/15/2032	245,735	0.3
305,000 (1)	Howard Midstream Energy Partners LLC, 7.375%, 07/15/2032	315,037	0.4
250,000 (1)	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032	256,292	0.3

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
250,000 (1)	Northern Oil & Gas, Inc., 7.500%, 09/01/2034	$252,078	0.3
290,000 (1)	Northriver Midstream Finance L.P., 6.750%, 07/15/2032	295,743	0.3
405,000 (1)	Sunoco L.P., 5.625%, 03/15/2031	402,438	0.5
395,000 (1)	Transocean International Ltd., 7.875%, 10/15/2032	414,959	0.5
200,000 (1)	Venture Global LNG, Inc., 7.000%, 01/15/2030	205,909	0.2
		3,936,804	4.6

	Financial: 4.1%
335,000 (1)	First Eagle Holdings, Inc., 7.250%, 08/15/2032	342,061	0.4
250,000 (2)	Goldman Sachs Group, Inc. AA, 6.500%, 12/31/2199	248,934	0.3
295,000 (1)	Iron Mountain, Inc., 5.250%, 07/15/2030	289,636	0.3
385,000	Navient Corp., 5.000%, 03/15/2027	384,212	0.5
475,000	OneMain Finance Corp., 4.000%, 09/15/2030	438,770	0.5
285,000 (1)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.000%, 02/01/2030	291,972	0.3
295,000 (1)	PennyMac Financial Services, Inc., 6.875%, 02/15/2033	280,613	0.3
335,000 (1)	PRA Group, Inc., 5.000%, 10/01/2029	321,793	0.4
385,000 (1)	RHP Hotel Properties L.P. / RHP Finance Corp., 5.750%, 03/15/2034	379,640	0.5
280,000 (1)	Rocket Cos., Inc., 6.375%, 08/01/2033	283,948	0.3
270,000 (1)	VFH Parent LLC / Valor Co-Issuer, Inc., 7.500%, 06/15/2031	279,562	0.3
		3,541,141	4.1

	Financials: 0.3%
250,000 (1)	WS Escrow LLC, 7.750%, 06/01/2033	260,454	0.3

	Industrial: 7.8%
285,000 (1)	AAR Escrow Issuer LLC, 6.750%, 03/15/2029	291,467	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
250,000 (1)	AmeriTex HoldCo Intermediate LLC, 7.625%, 08/15/2033	$256,277	0.3
300,000 (1)	Arcosa, Inc., 6.875%, 08/15/2032	310,898	0.4
335,000 (1)	Avient Corp., 6.250%, 11/01/2031	339,882	0.4
385,000 (1)	Bombardier, Inc., 6.750%, 06/15/2033	398,002	0.5
315,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	315,776	0.4
295,000 (1)	Emerald Debt Merger Sub LLC, 6.625%, 12/15/2030	301,219	0.3
375,000 (1)	Energizer Holdings, Inc., 6.000%, 09/15/2033	359,892	0.4
240,000 (1)	Entegris Escrow Corp., 5.950%, 06/15/2030	242,307	0.3
292,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 5.875%, 04/15/2033	288,027	0.3
345,000 (1)	GFL Environmental, Inc., 4.000%, 08/01/2028	338,188	0.4
250,000 (1)	Granite Construction, Inc., 6.375%, 06/15/2034	252,508	0.3
260,000 (1)	Imola Merger Corp., 4.750%, 05/15/2029	254,718	0.3
265,000 (1)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	246,123	0.3
295,000 (1)	Quikrete Holdings, Inc., 6.375%, 03/01/2032	298,817	0.3
245,000 (1)	Sensata Technologies, Inc., 3.750%, 02/15/2031	228,606	0.3
225,000 (1)	Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/2031	235,937	0.3
310,000 (1)	Solaris Energy Infrastructure LLC, 6.375%, 05/15/2031	307,883	0.3
315,000 (1)	Standard Industries, Inc., 4.750%, 01/15/2028	314,058	0.4
250,000 (1)	Stonepeak Nile Parent LLC, 7.250%, 03/15/2032	257,369	0.3
235,000 (1)	Terex Corp., 6.250%, 10/15/2032	237,319	0.3
295,000 (1)	Waste Pro USA, Inc., 7.000%, 02/01/2033	301,904	0.3

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
385,000 (1)	WESCO Distribution, Inc., 5.500%, 04/15/2034	$375,529	0.4
		6,752,706	7.8

	Technology: 1.6%
220,000 (1)	Amentum Escrow Corp., 7.250%, 08/01/2032	226,958	0.2
235,000 (1)	CACI International, Inc., 6.375%, 06/15/2033	238,275	0.3
455,000 (1)	Cloud Software Group, Inc., 6.500%, 03/31/2029	453,173	0.5
265,000 (1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	247,472	0.3
250,000 (1)	UKG, Inc., 6.875%, 02/01/2031	246,740	0.3
		1,412,618	1.6

	Utilities: 1.4%
245,000 (1)	Alpha Generation LLC, 6.750%, 10/15/2032	247,045	0.3
160,000 (1)	NRG Energy, Inc., 6.000%, 02/01/2033	159,342	0.2
180,000 (1)	NRG Energy, Inc., 6.250%, 11/01/2034	179,575	0.2
236,000 (2)	PG&E Corp., 6.850%, 09/15/2056	231,391	0.3
385,000 (1)	Talen Energy Supply LLC, 6.250%, 02/01/2034	378,232	0.4
		1,195,585	1.4
	Total Corporate Bonds/ Notes
	(Cost $40,457,459)	40,205,165	46.7

SENIOR LOANS*: 45.9%
	Basic Materials: 1.2%
325,683	A-AP Buyer, Inc., Initial Term Loan, 6.573%, (TSFR3M+2.750%), 09/09/2031	327,820	0.4
177,300	Paint Intermediate III LLC, Paint Intermediate/ Wesco Group Cov-Lite Tlb, 6.761%, (TSFR3M+3.000%), 10/09/2031	177,854	0.2
318,213	Qnity Electron 02/15/2030, 2026 Repricing Term Loan, 5.514%, (TSFR3M+1.750%), 11/01/2032	318,545	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
SENIOR LOANS*: (continued)
	Basic Materials: (continued)
241,564	USALCO LLC, 2025 Initial Term Loan, 7.264%, (TSFR3M+3.500%), 09/30/2031	$243,112	0.3
		1,067,331	1.2

	Communications: 2.5%
260,999	Cengage Learning Inc., Term Loan, 6.741%, (TSFR3M+3.000%), 03/24/2031	260,347	0.3
272,243	CNT Holdings I Corp, 2025 Replacement Term Loans, 6.073%, (TSFR3M+2.500%), 11/08/2032	273,534	0.3
301,950	Crown Subsea Communications Holding Inc., 2026 Term Loans, 6.686%, (TSFR1M+3.000%), 01/30/2031	303,790	0.3
166,284	Dotdash Meredith, Inc., Term B-2 Loan, 7.206%, (TSFR1M+3.500%), 06/17/2032	160,464	0.2
223,861	Ensono LP, First Lien Initial Term Loan, 7.801%, (TSFR1M+4.114%), 05/26/2028	223,442	0.3
100,000 (3)	Gen Digital Inc (f/k/a Nortonlifelock Inc), Additional Tranche B-1 Term Loan, 09/12/2029	99,866	0.1
147,750	GoodRX Inc., 2024 Term Loan, 7.436%, (TSFR1M+3.750%), 07/10/2029	146,765	0.2
190,334	Magnite Inc., Amendment 2 Initial Term Loan, 6.686%, (TSFR1M+3.000%), 02/06/2031	191,286	0.2
273,725	The Knot Worldwide Inc., Amendment No 5 term Loan, 7.481%, (TSFR1M+3.750%), 01/31/2028	198,450	0.2
224,922	TripAdvisor Inc., Initial Term B Loan, 6.436%, (TSFR1M+2.750%), 07/08/2031	218,455	0.3
75,679	Zayo Group Holdings Inc., Dollar Term Loan, 6.801%, (TSFR1M+3.115%), 03/11/2030	75,854	0.1
		2,152,253	2.5

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SENIOR LOANS*: (continued)
	Consumer, Cyclical: 5.7%
198,804	AAdvantage Loyalty IP Ltd (American Airlines Inc), 2025 Incremental Term Loans, 6.479%, (TSFR3M+2.750%), 05/28/2032	$199,286	0.2
100,000 (3)	ABG Intermediate Holdings 2 LLC, 2025 Delayed Draw Term Loan, 02/13/2032	100,320	0.1
200,000 (3)	Adient US LLC, 01/29/2031	200,799	0.2
218,613	Boots Group Finco LP, Closing Date Dollar Term Loan, 6.920%, (TSFR3M+3.250%), 08/30/2032	219,980	0.3
195,511	City Football Group Limited, Term Loan, 6.801%, (TSFR1M+3.114%), 07/21/2030	195,511	0.2
229,315	Crown Finance US Inc., Term Loan B, 8.147%, (TSFR1M+4.500%), 12/02/2031	230,684	0.3
320,000	EG America LLC, Term Loan B, 6.936%, (TSFR1M+3.250%), 02/10/2031	322,000	0.4
280,303	Fertitta Entertainment LLC, Initial B Term Loan, 6.936%, (TSFR1M+3.250%), 01/29/2029	281,179	0.3
228,353	Gategroup Finance (Luxembourg) S.A., Senior Facility B2 (USD), 7.225%, (TSFR3M+3.500%), 06/10/2032	229,808	0.3
189,624	Great Outdoors Group LLC, Term B-3 Loan, 6.981%, (TSFR1M+3.250%), 01/23/2032	190,848	0.2
177,300	Highline AfterMarket Acquisition LLC, 2025-1 Term Loan, 7.230%, (TSFR6M+3.500%), 02/13/2030	178,630	0.2
189,216	LC Ahab US Bidco LLC, Initial Term Loan, 6.323%, (TSFR1M+2.500%), 05/01/2031	189,157	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
SENIOR LOANS*: (continued)
	Consumer, Cyclical: (continued)
249,375	Light and Wonder International Inc., Term Loan B-3, 5.659%, (TSFR1M+2.000%), 04/16/2029	$249,843	0.3
267,543	LS Group OPCO Acquisition LLC, Term Loan B, 6.186%, (TSFR1M+2.500%), 04/23/2031	267,822	0.3
265,950	Peer Holding III BV, Term Loan B5b, 6.232%, (TSFR3M+2.500%), 07/01/2031	267,404	0.3
293,363	Raising Canes Restaurants LLC, First Amendment New Term Loan, 5.686%, (TSFR1M+2.000%), 11/03/2032	291,590	0.3
223,056	RC Buyer Inc., First Lien Initial Term Loan, 7.051%, (TSFR1M+3.364%), 07/28/2028	222,242	0.3
209,475	RVR Dealership Holdings LLC, 2026 Refinancing Term Loan, 8.310%, (TSFR3M+4.500%), 02/25/2033	203,322	0.2
153,030	Showtime Acquisition LLC, Initial Term Loan, 8.473%, (TSFR3M+4.750%), 08/13/2031	152,903	0.2
223,515	Skechers U.S.A. INC. (Beach Acquisition Bidco), Tranche B-1 Term Loan, 6.436%, (TSFR1M+2.750%), 09/13/2032	224,912	0.3
188,104	TKO Worldwide Holdings LLC, Term B-7 Loan, 5.507%, (TSFR3M+1.750%), 11/21/2031	188,230	0.2
85,000	Vse Corporation, Term B Loan, 5.686%, (TSFR1M+2.000%), 05/05/2033	85,558	0.1
207,427	White Cap Supply Holdings LLC(f/k/a White Cap Buyer LLC), Tranche C Term Loan, 6.936%, (TSFR1M+3.250%), 10/19/2029	207,768	0.3
		4,899,796	5.7

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SENIOR LOANS*: (continued)
	Consumer, Non-cyclical: 11.4%
368,150	AlixPartners LLP, 2025 Refinanced Dollar Term Loan, 5.686%, (TSFR1M+2.000%), 08/12/2032	$368,239	0.4
317,351	Allied Universal Holdco LLC, Amendment 7 Replacement U.S. Dollar Term Loan, 6.936%, (TSFR1M+3.250%), 08/20/2032	319,114	0.4
312,639	Amneal Pharmaceuticals LLC, Amendment No 3 Term Loan, 6.206%, (TSFR1M+2.500%), 08/02/2032	314,496	0.4
133,668	Anticimex Global AB (f/k/a Seren Bidco AB), Facility B8 (USD), 6.551%, (SOFRRATE+2.900%), 11/17/2031	134,370	0.2
230,000	Argent Finco LLC, Facility B (USD), 6.232%, (TSFR3M+2.500%), 11/12/2032	231,366	0.3
367,230	Bausch & Lomb Corporation, 2025-2 Refinancing Term Loan, 7.481%, (TSFR1M+3.750%), 01/15/2031	370,041	0.4
332,976	Belfor Holdings Inc., Tranche B-5 Term Loan, 6.436%, (TSFR1M+2.750%), 11/01/2030	334,641	0.4
153,285 (3)	Belron Finance 2019 LLC, Term Loan, 10/16/2031	153,828	0.2
267,286	BIFM US Finance LLC, 2025 Term Loan (First Lien), 6.936%, (TSFR1M+3.250%), 05/31/2028	268,268	0.3
210,000	Camelot US Acquisition I Co, Amendment No. 7 Incremental Term Loan, 6.936%, (TSFR1M+3.250%), 01/31/2031	197,663	0.2
352,789	Chobani LLC, October 2025 1st Lien TLB, 5.936%, (TSFR1M+2.250%), 10/28/2032	354,718	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
SENIOR LOANS*: (continued)
	Consumer, Non-cyclical: (continued)
150,000 (3)	Corpay Technologies Operating Co LLC, Term B-6 Loan, 11/05/2032	$150,161	0.2
293,521	Creative Artists Agency, LLC, Term Loan B, 6.186%, (TSFR1M+2.500%), 10/01/2031	294,412	0.3
98,441	Dechra Pharmaceuticals Holdings Limited (f/k/a Freya Bidco Limited), Facility B3, 6.697%, (TSFR6M+2.750%), 01/27/2032	98,810	0.1
365,000	Electron Bidco Inc., 2026 Term Loan, 6.186%, (TSFR1M+2.500%), 02/06/2033	366,939	0.4
305,000	Ensemble RCM LLC, Term Loan B, 6.823%, (TSFR3M+3.000%), 02/09/2033	305,524	0.4
144,065	Fleet Midco I Ltd., FACILITY B3 TERM LOAN, 6.479%, (TSFR6M+2.500%), 02/21/2031	144,965	0.2
335,115	Fugue Finance LLC, 15TH AMD USD TERM:, 6.017%, (TSFR3M+2.250%), 01/09/2032	335,534	0.4
292,273	Garda World Security Corporation, Fifteenth Additional Term Loan, 6.513%, (TSFR3M+2.750%), 02/01/2029	292,821	0.3
137,750	Genmab A/S, Term Loan B-1, 5.732%, (TSFR3M+2.000%), 12/13/2032	137,932	0.2
203,641	Global Medical Response Inc., Initial Term Loan, 6.909%, (TSFR1M+3.250%), 10/01/2032	204,900	0.2
100,000	Golden State Foods LLC, Syndicated 2026 Refinanced Term Loan, 7.232%, (TSFR3M+3.500%), 12/04/2031	100,402	0.1
322,803	Grant Thornton Advisors LLC, 2025 Incremental Term Loan, 6.436%, (TSFR1M+2.750%), 05/30/2031	308,796	0.4

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SENIOR LOANS*: (continued)
	Consumer, Non-cyclical: (continued)
41,407 (4)	Hanger Inc., Delayed Draw Term Loan, 7.186%, (TSFR1M+3.500%), 10/23/2031	$41,725	0.0
319,323	Hanger Inc., Initial Term Loan, 7.186%, (TSFR1M+3.500%), 10/23/2031	321,775	0.4
286,866	HomeServe USA Holding Corp., Amendment No.1 Refinancing Term Loan, 5.652%, (TSFR1M+2.000%), 10/21/2030	287,097	0.3
184,075	Lavender Dutch Borrowerco B.V., Facility B (USD), 6.982%, (TSFR3M+3.250%), 12/30/2032	184,497	0.2
220,000	Mister Car Wash Holdings Inc., Incremental First Lien Term Loan B, 6.686%, (TSFR1M+3.000%), 03/27/2031	221,822	0.3
255,761	Neon Maple Purchaser Inc., 1st amend Tranche B-1 TL, 6.186%, (TSFR1M+2.500%), 11/17/2031	250,965	0.3
303,165	Nourish Buyer I, Inc., 2026-2 TERM LOAN B, 7.261%, (TSFR3M+3.500%), 07/12/2032	305,439	0.4
157,681	Priority Holdings LLC, 2025-1 Refinancing Term Loan, 7.436%, (TSFR1M+3.750%), 08/02/2032	155,907	0.2
261,000	Pye Barker Fire & Safety LLC, Closing Date Term Loan, 6.232%, (TSFR3M+2.500%), 12/16/2032	262,375	0.3
39,000 (4)	Pye Barker Fire & Safety LLC, Initial Delayed Draw Term Loan, 6.232%, (TSFR3M+2.500%), 12/16/2032	39,205	0.0
227,700	Red SPV LLC, Initial Term Loan, 5.938%, (TSFR1M+2.250%), 03/15/2032	226,846	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
SENIOR LOANS*: (continued)
	Consumer, Non-cyclical: (continued)
206,088	Resonetics LLC, 2025 Specified Refinancing Term Commitment, 6.583%, (TSFR3M+2.750%), 06/18/2031	$202,831	0.2
274,886	Sotera Health Holdings LLC, 2026 REFI TERM LOAN, 5.936%, (TSFR1M+2.250%), 05/30/2031	276,604	0.3
296,259	Southern Veterinary Partners LLC, 2025 New Term Loan, 6.188%, (TSFR1M+2.500%), 12/04/2031	297,129	0.3
254,363	Triton Water Holdings Inc., 2026 Refinancing Term Loans, 6.482%, (TSFR3M+2.750%), 03/31/2031	256,212	0.3
9,442 (3)(4)	US Fertility Enterprises LLC, Delayed Draw Term Loan, 12/10/2032	9,490	0.0
184,068	US Fertility Enterprises LLC, Initial Term Loan, 6.686%, (TSFR1M+3.000%), 12/10/2032	185,011	0.2
168,068	Vizient Inc., Term B-8 Loan, 5.436%, (TSFR1M+1.750%), 08/01/2031	168,935	0.2
84,363	VM Consolidated Inc., Term Loan B-4, 5.686%, (TSFR1M+2.000%), 10/01/2032	82,007	0.1
262,523	Wand NewCo 3 Inc., Tranche B-2 Term Loan, 6.186%, (TSFR1M+2.500%), 01/30/2031	262,195	0.3
		9,826,007	11.4

	Energy: 3.2%
208,937	CPPIB OVM Member U.S. LLC, Initial Term Loans, 5.982%, (TSFR3M+2.250%), 08/20/2031	209,590	0.2
155,000	Crescent Midstream Operating, LLC, Term Loan, 6.906%, (TSFR1M+3.250%), 02/11/2033	156,066	0.2

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SENIOR LOANS*: (continued)
	Energy: (continued)
269,413	Deep Blue Operating I LLC, Initial Term Loan, 5.902%, (TSFR3M+2.250%), 10/01/2032	$270,759	0.3
248,283	Emg Utica Midstream Holdings LLC, Initial Term Loan, 7.232%, (TSFR3M+3.500%), 04/01/2030	249,835	0.3
229,424	Freeport LNG Investments, LLP, Term Loan B, 6.979%, (TSFR3M+3.250%), 02/11/2033	231,097	0.3
313,225	Goodnight Water Solutions Holdings, LLC, Initial Term Loans, 7.686%, (TSFR1M+4.000%), 06/04/2029	314,400	0.4
134,935	M6 Etx Holdings II Midco LLC, Term Loan B, 6.231%, (TSFR1M+2.500%), 04/01/2032	135,335	0.1
250,000 (3)	NorthRiver Midstream Finance LP, Term Loan (First Lien), 08/16/2030	250,801	0.3
170,000	Pelican Pipeline LLC, Initial Term Loan, 6.482%, (TSFR3M+2.750%), 03/23/2033	171,169	0.2
295,500	Rockpoint Gas Storage Partners LP, Amendment No. 3 Refinancing Term Loans, 5.982%, (TSFR3M+2.250%), 09/18/2031	296,239	0.3
261,723	Third Coast Infrastructure LLC, Third Coast Tlb, 6.936%, (TSFR1M+3.250%), 09/25/2030	263,850	0.3
230,000	Venture Global Calcasieu Pass LLC, Initial Term Loan, 6.954%, (TSFR6M+3.250%), 04/11/2033	231,473	0.3
		2,780,614	3.2

	Financial: 7.3%
231,715	Acrisure LLC, 2025 Term Loan B7, 6.936%, (TSFR1M+3.250%), 06/21/2032	193,482	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
SENIOR LOANS*: (continued)
	Financial: (continued)
147,755	Acuren Delaware Holdco Inc, Amendment No. 3 Term Loan, 6.186%, (TSFR1M+2.500%), 07/30/2031	$148,655	0.2
327,090	Alliant Holdings Intermediate LLC, 2025 Replacement Term Loan, 6.186%, (TSFR1M+2.500%), 09/19/2031	326,749	0.4
266,543	Allspring Buyer LLC, 2024 Specified Refinancing Term Loan, 6.750%, (TSFR3M+3.000%), 11/01/2030	268,098	0.3
327,125	Ardonagh Group Finco Pty Ltd, 2025 FACILITY B TERM LOAN, 6.833%, (TSFR6M+3.000%), 02/18/2031	324,944	0.4
316,909	Aretec Group Inc., Term B-4 Loan, 6.686%, (TSFR1M+3.000%), 08/09/2030	317,702	0.4
222,814	Armor Holdco Inc., 2025 Refinancing Term Loans, 7.596%, (TSFR6M+3.750%), 12/10/2031	223,046	0.3
204,488	Asurion LLC, New B-14 Term Loans, 7.573%, (TSFR3M+3.750%), 02/23/2033	196,265	0.2
216,154	Azorra Soar TLB FInance Limited, Initial Term Loans, 6.164%, (TSFR3M+2.500%), 10/18/2029	217,168	0.3
208,425	BCP VI Summit Holdings LP, Initial Term Loan, 6.456%, (TSFR1M+3.000%), 01/30/2032	209,532	0.2
186,604	Brookfield Property Reit Inc., 2026 REPLACEMENT TERM LOAN, 6.686%, (TSFR1M+3.000%), 05/28/2030	186,915	0.2
169,360	Chicago US Midco III LP, Closing Date Term Loan, 6.186%, (TSFR1M+2.500%), 11/01/2032	168,407	0.2

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SENIOR LOANS*: (continued)
	Financial: (continued)
25,216 (3)(4)	Chicago US Midco III LP, Delayed Draw Term Loan, 11/01/2032	$25,089	0.0
206,566	Chrysaor Bidco S.A R.L., Facility B1 (USD) Loan, 6.763%, (TSFR3M+3.000%), 10/30/2031	207,779	0.2
139,300	Citco Funding LLC, 2026 Term Loans, 5.823%, (TSFR3M+2.000%), 01/21/2033	139,526	0.2
70,445	CPI Holdco B, LLC, 2025 Fourth Amendment Incremental Term Loan, 5.686%, (TSFR1M+2.000%), 05/17/2031	70,455	0.1
183,063	Cushman & Wakefield US Borrower LLC, 2026-1 Term Loans, 5.936%, (TSFR1M+2.250%), 06/13/2033	183,749	0.2
320,858	Focus Financial Partners LLC, Tranche B Incremental Term Loan, 6.186%, (TSFR1M+2.500%), 09/15/2031	317,672	0.4
232,238	HighTower Holding LLC, Amendment No. 10 Replacement Term Loan, 6.509%, (TSFR3M+2.750%), 02/03/2032	232,819	0.3
125,000	HUB International Ltd, 2025 Incremental Term Loan, 5.984%, (TSFR3M+2.250%), 06/20/2030	125,469	0.1
247,645	IMC Financing LLC, Term B-1 Loan, 6.188%, (TSFR1M+2.500%), 06/21/2032	248,574	0.3
340,000	Jupiter Borrower, Inc., Initial Term Loan, 6.482%, (TSFR3M+2.750%), 06/30/2033	341,700	0.4
119,395	Kestra Advisor Services Holdings A, Inc., A&R Amendment No. 4 Term Facility, 6.436%, (TSFR1M+2.750%), 03/24/2031	119,015	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
SENIOR LOANS*: (continued)
	Financial: (continued)
349,125	Osaic Holdings Inc (f/k/a Advisor Group Holdings Inc), Term B-1 Loan, 6.232%, (TSFR3M+2.500%), 07/30/2032	$349,174	0.4
154,613	Osttra Group Ltd., 2026 Term Loan, 6.749%, (TSFR3M+3.000%), 10/08/2032	155,144	0.2
358,312	Sedgwick Claims Management Services Inc., 2024 Term Loan, 6.231%, (TSFR1M+2.500%), 07/31/2031	358,508	0.4
163,765	Starwood Property Mortgage LLC, Incremental Term B-2 Repricing Term Loans, 5.686%, (TSFR1M+2.000%), 09/24/2032	163,901	0.2
207,928	Trucordia Insurance Holdings LLC, Initial Term Loan, 6.982%, (TSFR3M+3.250%), 06/17/2032	178,818	0.2
190,000	Truist Insurance Holdings, LLC, 2024 Term Loan B, 6.482%, (TSFR3M+2.750%), 05/06/2031	187,566	0.2
78,947	Truist Insurance Holdings, LLC, Initial Term Loans (Second Lien), 8.482%, (TSFR3M+4.750%), 05/06/2032	76,085	0.1
		6,262,006	7.3

	Industrial: 6.4%
32,612 (4)	Aegion Corporation, Initial Delayed Draw Term Loan, 6.482%, (TSFR1M+2.750%), 04/25/2033	32,571	0.0
352,388	Aegion Corporation, Initial Term Loan, 6.482%, (TSFR3M+2.750%), 04/25/2033	351,948	0.4
183,012	Alliance Laundry Systems LLC, Initial Term B Loans, 5.823%, (TSFR3M+2.250%), 08/19/2031	183,598	0.2

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SENIOR LOANS*: (continued)
	Industrial: (continued)
134,663	BG MS US Holdings, LLC, Term B Loan, 8.482%, (TSFR3M+4.750%), 10/22/2032	$135,125	0.2
321,915	Chariot Buyer LLC, 2025 New Term Loan B, 6.436%, (TSFR1M+2.750%), 09/08/2032	322,756	0.4
148,080	Clydesdale Acquisition Holdings Inc., 2025 Incremental Closing Date Term B Loan, 6.936%, (TSFR1M+3.250%), 04/01/2032	146,220	0.2
279,831	Clydesdale Acquisition Holdings Inc., Term B Loan, 6.861%, (TSFR1M+3.175%), 04/13/2029	279,688	0.3
169,575	CoorsTek, Inc, Amendment No. 1 Refinancing Term Loan, 6.228%, (TSFR3M+2.500%), 10/28/2032	170,635	0.2
273,376	DG Investment Intermediate Holdings 2 Inc., Term Loan, 6.686%, (TSFR1M+3.250%), 07/12/2032	274,743	0.3
270,833	Goat Holdco LLC, Term B Loans, 6.186%, (TSFR1M+2.500%), 01/27/2032	271,765	0.3
189,525	Graham Packaging Company Inc., Initial Term Loan, 5.936%, (TSFR1M+2.250%), 01/26/2033	190,204	0.2
259,350	Green Infrastructure Partners Inc., Initial Term Loan, 6.482%, (TSFR3M+2.750%), 09/24/2032	260,403	0.3
164,240	Hillenbrand Inc., Term Loan B, 7.186%, (TSFR1M+3.500%), 02/10/2033	164,372	0.2
229,125	Jenmar Intermediate III, LLC, Term Loan, 8.732%, (TSFR3M+5.000%), 12/16/2030	230,271	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
SENIOR LOANS*: (continued)
	Industrial: (continued)
263,605	Kenan Advantage Group Inc (The), Term Loan B4, 6.936%, (TSFR1M+3.250%), 01/25/2029	$264,395	0.3
251,632	Lsf12 Crown Us Commercial Bidco, LLC, 2026-2 Refinancing Term Loan, 6.243%, (TSFR1M+2.500%), 12/02/2031	253,236	0.3
328,360	Madison Iaq LLC, BBG2026 Repriced Term, 5.470%, (TSFR6M+1.750%), 05/06/2032	328,386	0.4
153,456	MV Holding GmbH FKA Igloo Holdings Corp, Senior Facility B (USD) Loan, 5.685%, (TSFR1M+2.000%), 03/17/2032	154,031	0.2
283,326	Pac Dac LLC, Initial Term Loans, 6.936%, (TSFR1M+3.250%), 10/28/2030	284,093	0.3
253,290	Pro Mach Group, Inc., AMENDMENT NO. 8 REFINANCING TL, 6.186%, (TSFR1M+2.500%), 10/15/2032	254,571	0.3
109,450	Project Aurora Holdco 1 Limited, Facility B2, 6.482%, (TSFR3M+2.650%), 12/06/2032	109,997	0.1
115,017	Savage Enterprises LLC, AMENDMENT 8 LOAN, 5.642%, (TSFR1M+2.000%), 08/05/2032	115,503	0.1
75,000 (3)	Standard Industries Inc., Initial Term Loan, 09/22/2028	75,112	0.1
292,788	Transdigm, Tranche M Term Loans, 6.186%, (TSFR1M+2.500%), 08/19/2032	294,015	0.4
129,675	TransDigm Inc., Tranche N Term Loan, 6.186%, (TSFR1M+2.500%), 02/10/2033	130,194	0.2
189,525	US Metalco Holdings LLC, Refinancing Term Loan, 5.946%, (TSFR3M+2.250%), 12/20/2032	189,525	0.2
		5,467,357	6.4

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SENIOR LOANS*: (continued)
	Technology: 7.5%
233,178	Altar Bidco Inc., Initial Term Loan, 6.858%, (TSFR1M+3.350%), 02/01/2029	$234,417	0.3
125,000 (3)	Altar Bidco Inc., Second Lien Initial Term Loan, 02/01/2030	123,125	0.1
120,000	Applied Systems Inc., Initial Term Loan (2024) (Second Lien), 8.232%, (TSFR3M+4.500%), 02/23/2032	118,400	0.1
340,440	Applied Systems Inc., Tranche B-1 Term Loan, 5.982%, (TSFR3M+2.250%), 02/24/2031	336,185	0.4
166,613	Aragorn Parent Corporation, 2026 Replacement Term Loan, 7.186%, (TSFR1M+3.500%), 12/16/2030	167,914	0.2
318,789	AthenaHealth Group, Inc., Fourth Amendment Term Loans, 6.936%, (TSFR1M+3.250%), 02/17/2032	318,931	0.4
252,806	BCPE Pequod Buyer Inc., Initial Term Loan, 6.436%, (TSFR1M+2.750%), 11/25/2031	251,636	0.3
147,016	Connectwise, LLC, Initial Term Loan, 7.494%, (TSFR3M+3.762%), 09/29/2028	142,018	0.2
271,663	Cotiviti Inc., Initial Floating Rate Term Loans, 6.456%, (TSFR1M+2.750%), 08/27/2025	260,151	0.3
150,150	Dayforce Inc., Initial Term Loans, 6.823%, (TSFR3M+3.000%), 02/04/2033	145,304	0.2
149,884	Disco Parent Inc., Term Loan, 6.764%, (TSFR3M+3.000%), 08/06/2032	149,322	0.2
276,697	ECI Macola / Max Holding LLC, 2025 Repricing Term Loan, 6.482%, (TSFR3M+2.750%), 05/09/2030	271,566	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
SENIOR LOANS*: (continued)
	Technology: (continued)
313,922	Epicor Software Corporation, Term F Loans, 6.436%, (TSFR1M+2.500%), 05/30/2031	$307,722	0.3
201,937	Fortress Intermediate 3 Inc., 2025 Tlb, 6.642%, (TSFR1M+3.000%), 06/27/2031	202,694	0.2
114,419	Genesys Cloud Services Holdings II LLC (f/k/a Greeneden US Holdings II LLC), 2025 Dollar Term Loans, 6.186%, (TSFR1M+2.500%), 01/30/2032	112,012	0.1
292,007	Icon Parent I Inc., 2025 Term Loan, 6.446%, (TSFR3M+2.750%), 11/13/2031	281,495	0.3
150,000	Kaseya Inc., Initial Term Loan, 8.823%, (TSFR3M+5.000%), 03/05/2033	84,750	0.1
194,180	Kaseya Inc., Term Loan, 7.073%, (TSFR3M+3.250%), 03/20/2032	147,536	0.2
254,361	Mitchell International Inc., Initial Term loan Amendment No 2, 6.686%, (TSFR1M+3.000%), 06/17/2031	252,119	0.3
405,000	Oak-Eagle Acquireco, Inc., Tranche B-1 Term Loan, 7.251%, (TSFR3M+3.500%), 08/04/2033	409,612	0.5
225,416	PointClickCare Technologies, 2025 Term Loans, 6.573%, (TSFR3M+2.750%), 11/03/2031	224,759	0.3
323,809	Project Boost Purchaser LLC, 1L Initial Term Loan, 6.482%, (TSFR3M+2.750%), 07/16/2031	319,819	0.4
225,998	Project Ruby Ultimate Parent Corp, Incremental Term B-5, 6.551%, (TSFR1M+2.865%), 03/10/2028	226,543	0.3

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SENIOR LOANS*: (continued)
	Technology: (continued)
91,852	RealPage Inc., First Lien Initial Term Loan, 6.994%, (TSFR3M+3.262%), 04/24/2028	$90,663	0.1
290,984	Red Planet Borrower LLC, Initial Term Loan, 7.436%, (TSFR1M+4.000%), 09/08/2032	292,621	0.3
247,809	Rocket Software Inc., Term Loan, 7.436%, (TSFR1M+3.750%), 11/28/2028	246,013	0.3
214,991	Skopima Consilio Parent LLC (FKA GI Consilio), Amendment No. 5 Term Loans, 7.186%, (TSFR1M+3.750%), 05/12/2028	202,554	0.2
282,929	SS&C Technologies Holdings, Inc., Term Loan B-8 Loan, 5.686%, (TSFR1M+2.000%), 05/09/2031	283,389	0.3
246,505	World Wide Technology Holding Co LLC, 2025 Refinancing Term Loan, 5.731%, (TSFR1M+2.000%), 03/01/2030	247,737	0.3
		6,451,007	7.5

	Utilities: 0.7%
265,000	Discovery Energy Holding Corporation, Term Loan, 6.732%, (TSFR3M+3.000%), 05/01/2031	266,325	0.3
309,488	Lightning Power, LLC, Initial Term B Loan, 5.436%, (TSFR1M+1.750%), 08/18/2031	310,399	0.4
		576,724	0.7
	Total Senior Loans
	(Cost $39,657,753)	39,483,095	45.9

ASSET-BACKED SECURITIES: 4.5%
	Other Asset-Backed Securities: 4.5%
500,000 (1)(2)	Ares LXXIV CLO Ltd. 2024-74A E, 10.809%, (TSFR3M + 6.000%), 10/15/2036	484,385	0.5
500,000 (1)(2)	Bain Capital Credit Clo Ltd. 2024-5A E, 10.759%, (TSFR3M + 6.150%), 10/21/2037	492,697	0.6

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
500,000 (1)(2)	Benefit Street Partners CLO XXVII Ltd. 2022-27A ER, 9.879%, (TSFR3M + 6.150%), 10/20/2037	$502,019	0.6
250,000 (1)(2)	Carlyle US CLO Ltd. 2024-7A E, 9.253%, (TSFR3M + 5.500%), 01/15/2037	250,682	0.3
500,000 (1)(2)	Elmwood CLO 33 Ltd. 2024-9RA ER, 10.973%, (TSFR3M + 5.850%), 10/21/2037	494,750	0.6
500,000 (1)(2)	Harmony-Peace Park CLO Ltd. 2024-1A E, 10.248%, (TSFR3M + 5.700%), 10/20/2037	471,793	0.5
450,000 (1)(2)	Neuberger Berman Loan Advisers Clo 44 Ltd. 2021-44A DR, 6.443%, (TSFR3M + 2.650%), 10/16/2035	448,462	0.5
250,000 (1)(2)	Octagon 71 Ltd. 2024-1A E, 10.479%, (TSFR3M + 6.750%), 04/18/2037	244,486	0.3
500,000 (1)(2)	Symphony CLO 44 Ltd. 2024-44A E, 9.819%, (TSFR3M + 6.150%), 07/14/2037	485,083	0.6
		3,874,357	4.5
	Total Asset-Backed Securities
	(Cost $3,946,491)	3,874,357	4.5

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 0.0%
	Business Equipment & Services: 0.0%
13,045 (5)(6)	Yak Access LLC Series A	131	0.0
1,333 (5)(6)	Yak Access LLC Series B	13	0.0
		144	0.0

	Consumer Discretionary: 0.0%
42,856 (5)(6)	Anchor Hocking Holdings	428	0.0
169 (5)(6)	Travelport Tech Ltd.	—	–
		428	0.0
	Total Common Stock
	(Cost $728,173)	572	0.0
	Total Long-Term Investments
	(Cost $84,789,876)	83,563,189	97.1

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: 1.5%
	Mutual Funds: 1.5%
1,264,208 (7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.560%
	(Cost $1,264,208)	$1,264,208	1.5

	Total Short-Term Investments
	(Cost $1,264,208)	$1,264,208	1.5
	Total Investments in Securities
	(Cost $86,054,084)	$84,827,397	98.6
	Assets in Excess of Other Liabilities	1,172,310	1.4
	Net Assets	$85,999,707	100.0

*	Senior Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Secured Overnight Financing Rate (“SOFR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of August 31, 2026.
(3)	Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(4)	All or a portion of this holding is subject to unfunded loan commitments. Please refer to Note 8 for additional details.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	Non-income producing security.
(7)	Rate shown is the 7-day yield as of August 31, 2026.

Reference Rate Abbreviations:

SOFRRATE	1-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
TSFR6M	6-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of August 31, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	August 31, 2026
Asset Table
Investments, at fair value
Common Stock
Business Equipment & Services	$—	$—	$144	$144
Consumer Discretionary	—	—	428	428
Total Common Stock	—	—	572	572
Corporate Bonds/Notes	—	40,205,165	—	40,205,165
Senior Loans	—	39,483,095	—	39,483,095
Asset-Backed Securities	—	3,874,357	—	3,874,357
Short-Term Investments	1,264,208	—	—	1,264,208
Total Investments, at fair value	$1,264,208	$83,562,617	$572	$84,827,397
Other Financial Instruments+
Liabilities Table
Other Financial Instruments+
Centrally Cleared Credit Default Swaps	$—	$(25,931)	$—	$(25,931)
Total Liabilities	$—	$(25,931)	$—	$(25,931)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At August 31, 2026, the following centrally cleared credit default swaps were outstanding for Voya Credit Income Fund:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

		(Pay)/
		Receive					Unrealized
	Buy/Sell	Financing	Termination		Notional	Fair	Appreciation/
Reference Entity/Obligation	Protection	Rate (%)(2)	Date		Amount(3)	Value(4)	(Depreciation)
CDX North American High Yield Index, Series
46, Version 3	Sell	5.000	06/20/31	USD	14,700,000	$1,164,140	$(25,931)
						$1,164,140	$(25,931)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising the referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Payments received quarterly.

(3)	The maximum amount of future payments (undiscounted) that the Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Currency Abbreviations:

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

See Accompanying Notes to Financial Statements

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

The fair value of derivative instruments as of August 31, 2026 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Credit contracts	Variation margin payable on centrally cleared swaps*	$25,931
Total Liability Derivatives		$25,931

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended August 31, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Swaps
Credit contracts	$95,845
Total	$95,845

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Swaps
Credit contracts	$(25,931)
Total	$(25,931)

At August 31, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $86,054,153.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$512,798)
Gross Unrealized Depreciation	(1,765,485)
Net Unrealized Depreciation	$(1,252,687)

See Accompanying Notes to Financial Statements

SHAREHOLDER MEETING INFORMATION (Unaudited)

A special meeting of shareholders of Voya Credit Income Fund was held virtually on June 16, 2026.

Proposal:

1.          1.          To approve a proposal to amend the Fund’s fundamental investment restriction with respect to purchasing or selling real estate or commodities.

			Shares voted
			against or	Shares	Broker	Total Shares
	Proposal	Shares voted for	withheld	abstained	non-vote	Voted
Voya Credit Income Fund

	1*	3,758,126.873	821,280.551	847,336.232	0.000	5,426,743.656

*       Proposal Passed.

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Investment Adviser	Distributor
Voya Investments, LLC	Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100	7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258	Scottsdale, Arizona 85258

Sub-Adviser	Custodian
Voya Investment Management Co. LLC	The Bank of New York Mellon
230 Park Avenue	240 Greenwich Street
New York, New York 10169	New York, New York 10286

Institutional Investors and Analysts	Legal Counsel
Call Voya Credit Income Fund	Ropes & Gray LLP
1-800-336-3436	Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Written Requests

Please mail all account inquiries and other comments to:

Voya Credit Income Fund

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

103 Bellevue Parkway

Wilmington, Delaware 19809

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern Time on any business day for account or other information at (800) 992-0180.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com	163325 (0826)

(b)            Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Investments.

(a)            Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)            Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

None.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not required for semi-annual filing.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not required for semi-annual filing.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not required for semi-annual filing.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Credit Income Fund

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: November 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: November 9, 2026

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: November 9, 2026